Consolidated Statements of Changes in Total Equity (Parenthetical)	Dec. 31, 2011
TOTAL EQUITY Retained Earnings
Percentage of sale of ownership interest	49.00%
TOTAL EQUITY Non - controlling Interest
Percentage of sale of ownership interest	49.00%